Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Held-to-Maturity Securities
The Company's investment in marketable securities as of December 31, 2015 and 2016 are classified as ''held-to-maturity'' and consist of the following:

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*
	US$ thousands
At December 31, 2016
Held to maturity:
Corporate debt securities
Current	16,390	-	(97)	16,293
Non-Current	7,815	-	(62)	7,753

	24,205	-	(159)	24,046

At December 31, 2015
Held to maturity:
Corporate debt securities
Current	8,720	-	(90)	8,630
Non-Current	24,418	-	(255)	24,163

	33,138	-	(345)	32,793

*	Fair value is being determined using quoted market prices in active markets (Level 1).
**
Including accrued interest in the amount of US$ 256 thousand and US$ 173 thousand as of December 31, 2015 and 2016 respectively.
The accrued interest is presented as part of other account receivable on the balance sheet.

Schedule of Reconciliation of Marketable Securities
Activity in marketable securities in 2016	US$ thousands

Balance at January 1, 2016	33,138

Discount on marketable securities, net	(358)
Proceeds from maturity of marketable securities	(8,575)
Balance at December 31, 2016	24,205

Summary of Investment Securities in an Unrealized Loss Position
The following table summarizes the gross unrealized losses on investment securities for which other-than-temporary impairments have not been recognized and the fair value of those securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2016:

	Less than 12 months		12 months or more		Total
	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value
Held to maturity:

Corporate debt securities	-	-	(159)	24,046	(159)	24,046